Commitments and Contingencies - Liquidity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 10, 2022 credit_facility
Debt Instrument [Line Items]
Net (loss) income	$ (3,368)	$ 90,982	$ (148,986)
Net operating cash flow	78,116	984,017	383,306
Working capital deficit	126,600
Current portion of long-term debt	255,306	10,858
Net operating cash flow - continuing operations	(141,905)	354,916	72,446
Loss from continuing operations	$ (277,463)	$ (24,304)	$ (324,707)
Suezmax | Subsequent Events
Debt Instrument [Line Items]
Number of vessels | credit_facility				1